Line of Credit, Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Line of Credit, Related Parties

The Company entered into a line of credit agreement with a related party at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand. As of March 31, 2018, no amounts were available for future borrowing under this agreement.

Interest expense on line of credit, related parties totaled $5,550 and $0 for the three months ended March 31, 2018 and 2017, respectively.

The Company entered into a line of credit agreement with a related party at December 29, 2017. The agreement established a line of credit in the amount of $370,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand.

Interest expense on line of credit, related parties totaled $179 and $0 for the years ended December 31, 2017 and 2016, respectively.